Consolidated Balance Sheets - USD ($)	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2017
Current Assets
Cash and cash equivalents	$ 2,817,300	$ 1,064,672	$ 100
Accounts receivable, net	13,652	367,918
Accounts receivable - related party, net	204,538
Prepaid expense and other current assets	346,812	25,958
Inventories	206,107
Total Current Assets	3,588,409	1,458,548	100
Property and equipment, net	327,265	135,706
Intangible asset - digital currency	5,231,858	1,348,920
Deposit		9,780
TOTAL ASSETS	9,147,532	2,952,954	100
Current Liabilities
Accounts payable and accrued liabilities	761,855	180,573	1,262
Due to related parties	192,473	186,390	96,212
Notes due to related parties	24,126	24,126	24,126
Deferred revenue	676,559	20,500
Income tax payable	205,655
Total Current Liabilities	1,860,668	411,589	121,600
Stockholders' Equity (Deficit)
Preferred stock value
Common stock value	8,981	6,959	254,636
Common stock subscribed; 3,000,000 common shares	(3,000)	(3,000)	(3,000)
Additional paid-in capital	29,727,147	16,942,861	358,015
Accumulated other comprehensive loss	(80,403)	(53,996)
Accumulated deficit	(22,365,861)	(14,351,459)	(731,151)
Total Stockholders' Equity	7,286,864	2,541,365	(121,500)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,147,532	$ 2,952,954	$ 100